5. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 5 - STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

During the year ended December 31, 2010, the Company adopted a stock option plan entitled “The 2010 Stock Plan” (2010 Plan) under which the Company may grant options to purchase up to 5,000,000 shares of common stock.  On September 7, 2013, the 2010 plan was amended to increase the number of shares of common stock issuable under the 2010 Plan to 7,500,000.  As of September 30, 2013 and December 31, 2012, there were 578,400 options outstanding under the 2010 Plan.

During the year ended December 31, 2011, the Company adopted a non-qualified stock option plan entitled “2011 Non-Qualified Stock Plan” (2011 Plan) under which the Company may grant options to purchase 2,100,000 shares of common stock.  In December 2012, the 2011 Plan was amended to increase the number of shares of common stock issuable under the 2011 Plan to 12,000,000 shares.  During the period ended March 31, 2013, the 2011 Plan was amended to increase the number of shares of common stock issuable under the 2011 Plan to 17,500,000.  As of September 30, 2013 and December 31, 2012, there were 5,308,000 and 7,130,000 options outstanding under the 2011 Plan, respectively.

Under the terms of the stock plans, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically three to four years and the options typically expire in five to seven years.

The fair value of stock options granted or revalued for three and nine months ended September 30, 2013 and 2012 was calculated with the following assumptions:

	2013	2012
Risk-free interest rate	0.47% - 1.55%	0.31% - 1.27%
Expected dividend yield	0%	0%
Volatility factor	85%	90%
Expected life of option	3.25 to 6 years	2.90 to 7 years

The weighted-average fair value of stock options granted during the periods ended September 30, 2013 and 2012, under the Black-Scholes option pricing model was $0.21 per share.

The Company recognized $472,820 and $44,638 of stock-based compensation costs in the accompanying statement of operations for the three months ended September 30, 2013 and 2012, respectively. The three months ended September 30, 2013 includes additional compensation expense of $252,345 relating to the future vesting of options per the terms of a terminated employee’s employment agreement. The Company recognized $857,851 and $161,504 of stock-based compensation costs in the accompanying statement of operations for the nine months ended September 30, 2013 and 2012, respectively. No actual tax benefit was realized from stock option exercises during these periods. As of September 30, 2013, there was approximately $213,000 of unrecognized compensation expense related to non-vested stock option awards that is expected to be recognized over a weighted average period of 1.06 years.

The following table summarizes the Company’s stock option activity during the nine months ended September 30, 2013:

	Shares	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2012	7,708,400	$0.10-1.85	$0.42
Granted	708,000	0.42-1.00	0.68
Exercised	-	-	-
Options forfeited/cancelled	(2,530,000)	0.50-1.00	0.51
Outstanding as of September 30, 2013	5,886,400	$0.10-1.85	$0.42

The following table summarizes information about stock options that are vested or expected to vest at September 30, 2013:

Vested or Expected to Vest					Exercisable Options
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
		Exercise	Remaining	Aggregate	Number	Exercise	Remaining	Aggregate
Exercise	Number of	Price Per	Contractual	Intrinsic	of	Price	Contractual	Intrinsic
Price	Options	Share	Life (Years)	Value	Options	Per Share	Life (Years)	Value
$0.10	1,800,000	$0.10	3.13	$1,026,000	1,612,500	$0.10	3.15	$919,125
0.42	98,000	0.42	7.26	24,500	-	0.42	-	-
0.50	3,330,000	0.50	2.09	566,100	2,371,668	0.50	2.34	403,184
0.57	400,000	0.57	4.87	40,000	83,280	0.57	4.87	8,328
1.00	180,000	1.00	2.32	-	135,000	1.00	1.63	-
1.85	78,400	1.85	2.00	-	78,400	1.85	2.00	-
$0.10-1.85	5,886,400	$0.41	2.69	$1,656,600	4,280,848	$0.39	2.67	$1,330,637

The weighted-average remaining contractual life for stock options exercisable at September 30, 2013 is 2.67 years. At September 30, 2013, the Company has 12,192,000 and 6,921,600 options available for grant under the 2011 Plan and 2010 Plan, respectively. The intrinsic value for fully vested, exercisable options was $1,330,637 and $418,000 at September 30, 2013 and December 31, 2012, respectively. No actual tax benefit was realized from stock option exercises during these periods.

During the year ended December 31, 2010, the Company adopted a stock option plan entitled “The 2010 Stock Plan” (2010 Plan) under which the Company may grant options to purchase up to 5,000,000 shares of common stock. As of December 31, 2012, there were 578,400 options outstanding under the 2010 Plan.

During the year ended December 31, 2011, the Company adopted a non-qualified stock option plan entitled “2011 Non-Qualified Stock Plan” (2011 Plan) under which the Company may grant options to purchase 2,100,000 shares of common stock.  In December 2012, the 2011 Plan was amended and restated to increase the number of shares of common stock issuable under the 2011 Plan to 12,000,000 shares.  As of December 31, 2012, there were 7,130,000 options outstanding under the 2011 Plan.

Under the terms of the stock plans, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically three to four years and the options expire ten years from the date of grant.

The following table summarizes the activity under the Stock Plans.

	Shares	Price per Share	Weighted Average Exercise Price
Outstanding, December 31, 2010	78,400	$1.85	$1.85

Granted	1,921,237	0.10 to 0.25	0.13
Exercised	-	-	-
Options forfeited/cancelled	(421,237)	-	0.25
Outstanding, December 31, 2011	1,578,400	0.10 to 1.85	0.19

Granted	6,130,000	0.10 to 0.50	0.48
Exercised	-	-	-
Options forfeited/cancelled	-	-	-

Outstanding, December 31, 2012	7,708,400	$0.10 to 1.85	$0.42

The following table summarizes information about stock options that are vested or expected to vest at December 31, 2012:

Vested or Expected to Vest						Exercisable Options
		Weighted					Weighted
		Average	Weighted			Weighted	Average
		Exercise	Average			Average	Remaining
	Number	Price	Remaining	Aggregate	Number	Exercise	Contractual	Aggregate
Exercise	of	Per	Contractual	Intrinsic	of	Price	Life	Intrinsic
Price	Options	Share	Life (Years)	Value	Options	Per Share	(Years)	Value
$0.10	1,800,000	$0.10	3.87	$576,000	1,306,250	$0.10	3.93	$418,000
1.85	78,400	1.85	2.75	-	78,400	1.85	2.75	-
0.50	5,830,000	0.50	5.13	-	934,167	0.50	5.95	-
$0.10-1.85	7,708,400	$0.42	4.81	$576,000	2,318,817	$0.32	4.71	$418,000

The weighted-average remaining contractual life for options exercisable at December 31, 2012 is 4.71 years. At December 31, 2012 the Company has 4,870,000 and 4,421,600 options available for grant under the 2011 Plan and 2010 Plan, respectively.

The intrinsic value for fully vested, exercisable options was $418,000 and $96,206 at December 31, 2012 and 2011, respectively.  No actual tax benefit was realized from stock option exercises during these periods.